Abacus Settlements LLC - RETIREMENT PLAN (Details)	3 Months Ended	6 Months Ended
	Mar. 31, 2023	Jun. 30, 2023
Abacus Settlements, LLC
Defined Contribution Plan Disclosure [Line Items]
Percent of employees gross pay (as a percent)	4.00%	4.00%